Discontinued Operations - Summary of Income Statement - Discontinued Operations (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of analysis of single amount of discontinued operations [abstract]
Revenue	$ 851	$ 2,171	$ 2,150
Other income	94	34	74
Expenses excluding net finance costs	(729)	(5,790)	(3,025)
Profit/(loss) from operations	216	(3,585)	(801)
Financial expenses	(8)	(22)	(14)
Net finance costs	(8)	(22)	(14)
Profit/(loss) before taxation	208	(3,607)	(815)
Income tax (expense)/benefit	(33)	686	343
Profit/(loss) after taxation from operating activities	175	(2,921)	(472)
Net loss on disposal	(510)
Loss after taxation	(335)	(2,921)	(472)
Attributable to non-controlling interests	7	26	13
Attributable to BHP shareholders	$ (342)	$ (2,947)	$ (485)
Basic loss per ordinary share (cents)	$ (0.066)	$ (0.554)	$ (0.091)
Diluted loss per ordinary share (cents)	$ (0.066)	$ (0.554)	$ (0.091)